WARRANTS LIABILITY (Tables)	6 Months Ended
Jun. 30, 2025
Warrants Liability
SCHEDULE OF CHANGES IN THE FAIR VALUE OF WARRANT’S LIABILITY

The table below sets forth a summary of the changes in the fair value of the warrant’s liability classified as Level 1:

U.S. dollars in thousands
Balance as of December 31, 2023	-
Initial recognition	306
Changes in fair value	25
Balance as of December 31, 2024	331
Changes in fair value	104
Balance as of June 30, 2025	435